13002786

NASDAQ
THE NASDAQ OMX GROUP

Received SEC

JUL 18 2013

Washington, DC 20549

001-36005

William Slattery, CFA
Vice President
Listing Qualifications

By Electronic Mail

July 18, 2013

CERTNAS

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on July 16, 2013 The Nasdaq Stock Market (the "Exchange") received from RetailMeNot, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Series 1 Common Stock, par value $0.001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery

The NASDAQ OMX Group · 805 King Farm Blvd. · Rockville, MD 20850 · USA · www.nasdaqomx.com